Investment Strategy - SMI 3Fourteen REAL Asset Allocation ETF	Feb. 21, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and allocates its portfolio assets among three asset categories – stocks, bonds, and alternatives. Portfolio assets are chosen using the REAL Asset Allocation (“RAA”) strategy developed by an affiliate of the Adviser, 3Fourteen Research, LLC (“3Fourteen Research”). The RAA strategy is based on a proprietary model that dynamically allocates the portfolio into three broad categories of asset classes: Stocks, Bonds, and Alternatives. All allocations are reassessed monthly. The RAA strategy is used to create a model portfolio of assets (the “Model”), which is published in a monthly newsletter issued by 3Fourteen Research and is available to subscribers to 3Fourteen Research’s newsletter, including the Adviser. The Model is used by the Adviser to create the Fund’s portfolio of assets. Each month, when the Model is updated, the Fund’s portfolio will be rebalanced and the Adviser will use its discretion regarding additional rebalancing during the month. At the Adviser’s discretion, the implementation of the Model with respect to the Fund may or may not vary from 3Fourteen Research’s published version of the Model in the following ways: the number of securities owned, the security types, asset class allocation and the timing of buys and sells for the Fund. Potential reasons for deviation from the Model may include, but are not limited to, compliance to concentration limits imposed by the Investment Company Act of 1940 (the “1940 Act”), and atypical volatility of a stock immediately after the Model has been published. The REAL acronym used to describe the RAA strategy stands for desired characteristics of the strategy – Robust, Expanded exposure, Active, and Low volatility – and is not a reference to any particular asset class.

The Fund’s portfolio weightings will generally be as set forth below. However, the allocations to each asset class may vary over time and range from 0% to 80% depending on prevailing market conditions as determined by the Adviser.

●	50% Equities (“Stocks”)
●	30% Fixed Income (“Bonds”)
●	20% Alternatives

This high-level allocation to each of the three asset categories (Stocks, Bonds, and Alternatives) is not static and will vary based on category volatility, market conditions and the application of the Model by the Adviser.

The Model then identifies its allocation to the securities (and their weightings) within the three categories by using a proprietary trend-following framework, which analyzes the price trends of assets across multiple timeframes using regression trendlines. This process ranks assets based on trend strength, duration, and potential for mean reversion, providing a comprehensive view of each asset’s market behavior. While a pure trend rank will overweight positively trending assets, the Model also takes risk into consideration as weightings are determined. The Model’s multi-layered approach strives to allow the Fund to capitalize on prevailing market trends while managing volatility. By overweighting assets with strong trends and reducing exposure to high-volatility assets, the Fund seeks to provide superior long-term returns while maintaining risk-adjusted performance.

The Fund may invest directly in individual securities within these asset classes or in investment companies, exchange-traded funds, and exchange-traded products (“ETFs” or “Underlying Funds”) with exposure to those asset classes. Normally, approximately 50% of the Fund’s portfolio will be in Underlying Funds but this can change if Underlying Funds demonstrate superior or inferior performance, or if the Adviser determines that it is more efficient to invest directly in a particular asset than through an Underlying Fund.

Within each broad category, the Fund obtains its exposure to the particular asset classes by investing in the instruments listed below.

In the Stocks category are:

●	U.S. Equities– The Fund may invest in the common stock of companies or investment companies and exchange-traded products (“Underlying Funds”) that invest primarily in the common stock of companies in the United States. The Fund and Underlying Funds may invest in companies that have any market capitalization. The Fund may also invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

●	International Equities –The Fund may invest in the common stock (or equivalent) of companies or Underlying Funds that invest primarily in the common stock (or equivalent interest) of companies outside the United States, including issuers in emerging market countries. The Fund and Underlying Funds may invest in companies that have any market capitalization. The Fund may also invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

In the Bonds category are:

●	Fixed Income Securities – The Fund may invest in Underlying Funds that invest primarily in fixed-income securities, of varying maturities and credit qualities, including high-risk debt securities (or junk bonds). There are no limits on the level of investment in which an Underlying Fund may invest with respect to high-risk debt securities, and there is no average weighted maturity of the securities in which an Underlying Fund must invest. The Underlying Funds may invest in fixed-income securities denominated in foreign currencies. The Fund may invest directly in all U.S. Treasury securities, including Treasury Inflation-Protected Securities (TIPS).

●	Cash and cash equivalents – The Fund may invest in short-term cash instruments, including U.S. Treasury securities, repurchase agreements, short-term debt instruments, money market deposit accounts, and money market funds and ETFs that focus on investing in the preceding.

In the Alternatives category are:

●	Commodities – The Fund will not invest directly in physical commodities. The Fund may invest in Underlying Funds that invest in commodities, including but not limited to, the most heavily traded commodities across the energy, precious metals, industrial metals and agriculture sectors. These include, but not limited to, oil, natural gas, and gasoline, and other commodity/precious metal-related companies. The Fund may also invest in PFICs (Passive Foreign Investment Company) that invest in commodities.

●	Energy – The Fund may invest directly or in Underlying Funds that invest in securities of energy companies.

●	Real Estate – The Fund may invest in Underlying Funds that invest in real estate investment trusts (“REITs”). The Fund may also invest directly in REITs.

●	Cryptocurrency – The Fund may invest in Underlying Funds that have exposure to cryptocurrency, including Bitcoin. Exposure will normally be capped at 5% of the Fund’s assets at time of purchase.

●	Traditional Alternative Investments – The Fund may invest in Underlying Funds that use alternative strategies. Alternative strategies may include, but are not limited to, strategies such as Managed Futures, Long/Short, Market Neutral, Global Macro, Trend-Following, Merger Arbitrage, Convertible Arbitrage, and Event-driven. The Fund will not invest in private funds and will not engage directly in alternative strategies. An Underlying Fund may use one or a combination of such strategies. A brief description of some alternative strategies follows:

○	Managed Futures is a trend-following strategy that trades across a wide array of markets (commodities, currencies, stocks, and fixed income).

○	A Long/Short Strategy is an investment strategy that seeks to take a long position in underpriced stocks while selling short, overpriced shares. It augments traditional long-only investing by taking advantage of profit opportunities from securities identified as both undervalued and overvalued.

○	A Market Neutral Strategy seeks to profit regardless of an upward or downward market environment, typically through paired long and short positions or derivatives. These strategies can potentially mitigate market risk as they seek to generate positive returns in all market environments.

○	A Global Macro Strategy is a hedge fund or mutual fund strategy that bases its holdings primarily on various countries’ overall economic and political views or their macroeconomic principles.

○	A Trend-Following Strategy, or trend trading, is a trading strategy in which one should buy an asset when its price trend goes up and sell when its trend goes down, expecting price movements to continue.

○	Merger Arbitrage, otherwise known as risk arbitrage, is an investment strategy that aims to generate profits from successfully completed mergers and/or takeovers. It is a type of event-driven investing that capitalizes on differences between stock prices before and after mergers.

○	Convertible Arbitrage is a relative value strategy in which a fund profits based on the pricing discrepancy between a company’s convertible bonds and its underlying stock.

○	An Event-Driven strategy refers to an investment strategy in which an institutional investor attempts to profit from a stock mispricing that may occur during or after a corporate event.

Since markets experience inflation, deflation, economic growth, and recession, the Adviser believes value can be added by adjusting portfolio exposure between asset classes and the securities within them as changes in market environments are identified. The Adviser periodically rebalances the Fund’s asset allocation in response to market conditions as well as to balance the Fund’s exposure to the asset classes. The Fund’s investment strategy involves active trading, which may result in a high portfolio turnover rate.

The Fund’s investment selections will be the responsibility of the Adviser and the Adviser reserves the right to override the Fund’s investment Models. In addition, the Fund’s Sub-Adviser will only be responsible for managing the creation and redemption trading process for the Fund.